Cover	Jan. 06, 2026
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jan. 06, 2026
Entity Registrant Name	Skyward Specialty Insurance Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41591
Entity Tax Identification Number	14-1957288
Entity Address, Address Line Two	Suite 600
Entity Address, Postal Zip Code	77024-4284
Entity Address, State or Province	TX
Entity Address, City or Town	Houston
Entity Address, Address Line One	800 Gessner Road
Local Phone Number	935-4800
City Area Code	713
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	SKWD
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001519449
Entity Emerging Growth Company	false
Amendment Description	Explanatory NoteOn January 6, 2026, Skyward Specialty Insurance Group, Inc. (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) to report the completion of its previously announced acquisition of Apollo Group Holdings Limited (“Apollo”) on January 1, 2026. The acquisition was consummated pursuant to the terms of the share purchase agreements entered into with 100% of the Apollo shareholders.This Amendment No. 1 to Current Report on Form 8-K amends the Original Report to include the pro forma and Apollo historical financial information required under Items 9.01(b) and excluded from the Original Report in reliance on Item 9.01.